Other non-current assets - Summary of other non-current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other non-current assets.
Rental deposits	¥ 9,358	¥ 12,848
Prepayment for leasing motor vehicles		5,391
Prepayment for property and equipment	14,310	1,225
Contract assets-non-current, net of allowance	0	561
Other non-current assets	¥ 23,668	¥ 20,025